Expense Example {- Fidelity Agricultural Productivity Fund} - 05.31 Megatrend Funds Combo Pro-04 - Fidelity Agricultural Productivity Fund - Fidelity Agricultural Productivity Fund	Jul. 30, 2022 USD ($)
Expense Example:
1 year	$ 97
3 years	339
5 years	607
10 years	$ 1,373